Consolidated Statements of Income - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (Note 6)	$ 10,756	$ 9,065
Cost of sales	(8,099)	(7,458)
Gross profit	2,657	1,607
Other operating income (expenses)
General and administration	(269)	(275)
Exploration	(90)	(87)
Research and innovation	(35)	(50)
Asset impairment (Note 8)	0	(1,053)
Other operating income (expense) (Note 9)	(15)	(151)
Profit (loss) from operations	2,248	(9)
Finance income (Note 10)	271	234
Finance expense (Note 10)	(912)	(953)
Non-operating income (expense) (Note 11)	52	7
Share of profit (loss) of joint venture and associate (Note 15)	(3)	3
Profit (loss) from continuing operations before taxes	1,656	(718)
Provision for income taxes from continuing operations (Note 23(a))	(584)	(205)
Profit (loss) from continuing operations for the year	1,072	(923)
Profit from discontinued operations (Note 5(c))	0	1,206
Profit for the year	1,072	283
Profit (loss) from continuing operations attributable to:
Shareholders of the company	1,401	(467)
Non-controlling interests	(329)	(456)
Profit (loss) from continuing operations for the year	1,072	(923)
Profit (loss) attributable to:
Shareholders of the company	1,401	406
Non-controlling interests	$ (329)	$ (123)
Earnings (loss) per share from continuing operations
Basic (in dollars per share)	$ 2.84	$ (0.90)
Diluted (in dollars per share)	2.83	(0.90)
Earnings per share from discontinued operations
Basic (in dollars per share)	0	1.69
Diluted (in dollars per share)	0	1.68
Earnings per share
Basic (in dollars per share)	2.84	0.79
Diluted (in dollars per share)	$ 2.83	$ 0.78
Weighted average shares outstanding (millions) (in shares)	493,778	516,011
Weighted average diluted shares outstanding (millions) (in shares)	495,352	520,042
Shares outstanding at end of year (millions) (in shares)	488,500	506,300